CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 22,879	$ 3,370	¥ 159,799
Restricted cash	8,887	1,309	91,015
Accounts receivable	1,943	286	1,306
Amounts due from related parties	168	25	5,587
Prepaid rent and deposit	51,281	7,553	128,213
Advances to suppliers	16,043	2,363	64,028
Other current assets	101,803	14,994	146,559
Total current assets	203,004	29,900	596,507
Non-current assets:
Property and equipment, net	358,022	52,731	1,185,311
Intangible assets, net	222,123	32,715	1,248
Land use rights	10,448	1,539	10,734
Other assets	57,133	8,415	5,946
Total non-current assets	647,726	95,400	1,203,239
Total assets	850,730	125,300	1,799,746
Current liabilities:
Accounts payable	294,469	43,371	277,103
Amounts due to related parties	6,594	971	3,121
Deferred revenue	152,619	22,478	78,540
Short-term debt	762,136	112,251	319,103
Rental installment loans	54,505	8,028	756,749
Deposits from tenants	82,191	12,105	163,203
Payable for asset acquisition	165,808	24,421
Accrued expenses and other current liabilities	443,418	65,310	99,292
Total current liabilities	1,961,740	288,935	1,697,111
Non-current liabilities:
Long-term debt	464,920	68,475	428,345
Convertible note, net	206,466	30,408
Long-term deferred rent	212,054	31,232	387,739
Contingent earn-out liabilities	0		97,417
Total non-current liabilities	883,440	130,115	913,501
Total liabilities	2,845,180	419,050	2,610,612
Commitments and contingencies (Note 17)
Mezzanine equity:
Mezzanine equity	0		1,425,485
Shareholders' deficit:
Ordinary shares (US$0.00001 par value per share; 3,500,000,000 and 5,000,000,0000 shares authorized; 430,450,490 and 1,436,010,850 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	92	14	27
Treasury shares, at cost	(298,110)	(43,907)
Additional paid-in capital	2,085,099	307,102
Accumulated deficit	(3,809,516)	(561,081)	(2,275,924)
Accumulated other comprehensive (loss) income	18,357	2,704	(5,908)
Total Q&K International Group Limited shareholders' deficit	(2,004,078)	(295,168)	(2,246,028)
Noncontrolling interest	9,628	1,418	9,677
Total shareholders' deficit	(1,994,450)	(293,750)	(2,236,351)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 850,730	$ 125,300	1,799,746
Series B Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity			316,765
Series C Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity			272,633
Series C1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity			236,320
Series C-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity			599,767
Series A Non-redeemable Preferred Shares
Shareholders' deficit:
Series A non-redeemable preferred shares (US$0.00001 par value; 255,549,510 and nil shares authorized, issued and outstanding as of September 30, 2019 and 2020)			35,777
Total shareholders' deficit			¥ 35,777